UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:  Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments:

Putnam International New Opportunities Fund

The fund's portfolio
6/30/06 (Unaudited)
COMMON STOCKS (99.4%)(a)
	Shares	Value

Aerospace and Defense (0.7%)
CAE, Inc. (Canada)	275,200	$2,103,976
European Aeronautic Defense and Space Co. (Netherlands)	109,260	3,137,413
		5,241,389

Airlines (0.9%)
British Airways PLC (United Kingdom) (NON)	694,274	4,400,639
Qantas Airways, Ltd. (Australia)	1,223,572	2,689,891
		7,090,530

Automotive (3.7%)
Bayerische Motoren Werke (BMW) AG (Germany)	60,500	3,019,715
Suzuki Motor Corp. (Japan)	710,100	15,376,181
Toyota Motor Corp. (Japan)	188,600	9,883,762
		28,279,658

Banking (11.5%)
ABN AMRO Holding NV (Netherlands)	209,586	5,731,572
Anglo Irish Bank Corp. PLC (Ireland)	287,819	4,489,314
Banca Popolare di Verona e Novara Scrl (Italy)	86,952	2,328,972
BNP Paribas SA (France)	136,188	13,032,609
DnB Holdings ASA (Norway)	552,983	6,867,504
KBC Groupe SA (Belgium)	75,336	8,081,003
Mitsui Trust Holdings, Inc. (Japan)	300,000	3,608,924
Mizuho Financial Group, Inc. (Japan)	1,963	16,641,706
Royal Bank of Scotland Group PLC (United Kingdom)	112,841	3,710,275
Royal Bank of Scotland Group PLC 144A (United Kingdom)	218,731	7,191,996
Societe Generale (France)	54,292	7,982,417
UniCredito Italiano SpA (Italy)	1,028,212	8,078,027
		87,744,319

Basic Materials (3.2%)
Antofagasta PLC (United Kingdom)	420,880	3,253,434
CRH PLC (Ireland)	449,588	14,611,372
Teck Comico, Ltd. Class B (Canada)	106,000	6,385,933
		24,250,739

Beverage (1.0%)
InBev NV (Belgium)	161,645	7,925,531

Broadcasting (0.7%)
Modern Times Group AB (Sweden) (NON) (F)	92,450	288,208
Modern Times Group AB Class B (Sweden)	92,450	4,859,100
		5,147,308

Chemicals (0.5%)
Toray Industries, Inc. (Japan)	455,000	3,952,887

Commercial and Consumer Services (0.8%)
SGS SA (Switzerland)	6,145	5,820,364

Computers (1.1%)
Playtech, Ltd. (Virgin Islands) (NON)	549,148	3,473,145
Playtech, Ltd. 144A (Virgin Islands) (NON)	288,826	1,826,711
Wincor Nixdorf AG (Germany)	25,734	3,265,416
		8,565,272

Construction (0.8%)
Sika AG (Switzerland) (NON)	5,428	6,027,664

Consumer Cyclicals (0.4%)
Matsushita Electric Industrial Co. (Japan)	142,000	3,000,262

Consumer Finance (1.3%)
Credit Saison Co., Ltd. (Japan)	61,600	2,921,015
Diamond Lease Co., Ltd. (Japan)	135,000	6,720,472
		9,641,487

Consumer Goods (2.3%)
Henkel KGaA (Preference) (Germany)	59,697	6,822,479
Reckitt Benckiser PLC (United Kingdom)	276,154	10,315,970
		17,138,449

Distribution (0.4%)
Wolseley PLC (United Kingdom)	143,154	3,158,285

Electric Utilities (0.8%)
Scottish and Southern Energy PLC (United Kingdom)	277,764	5,912,330

Electrical Equipment (1.9%)
Legrand SA 144A (France)	36,197	1,018,113
Schneider Electric SA (France)	72,466	7,550,794
Siemens AG (Germany)	65,300	5,681,226
		14,250,133

Electronics (3.6%)
Chartered Semiconductor Manufacturing, Ltd. (Singapore) (NON)	4,574,000	3,905,693
Hynix Semiconductor, Inc. (South Korea) (NON)	215,530	6,988,135
Omron Corp. (Japan)	156,100	3,981,028
Samsung Electronics Co., Ltd. (South Korea)	11,640	7,400,801
STMicroelectronics NV (Switzerland)	317,185	5,105,510
		27,381,167

Energy (Oil Field) (2.6%)
Renewable Energy Corp. AS (Norway) (NON)	91,670	1,311,614
Renewable Energy Corp. AS 144A (Norway) (NON)	115,500	1,652,573
Saipem SpA (Italy)	560,250	12,721,126
Technicas Reunidas SA (Spain) (NON)	47,019	1,067,020
Technicas Reunidas SA 144A (Spain) (NON)	122,440	2,778,577
		19,530,910

Engineering & Construction (2.7%)
Daito Trust Construction Co., Ltd. (Japan)	366,300	20,317,953

Financial (2.6%)
Acta Holding ASA (Norway)	747,000	2,377,795
ICAP PLC (United Kingdom)	407,799	3,755,631
Mitsubishi UFJ Financial Group, Inc. (Japan)	382	5,347,332
Orix Corp. (Japan)	34,300	8,387,445
		19,868,203

Food (2.4%)
Carrefour Supermarche SA (France)	151,685	8,889,718
Nestle SA (Switzerland)	22,195	6,959,157
Royal Numico NV (Netherlands)	53,079	2,381,260
		18,230,135

Gaming & Lottery (0.5%)
Sankyo Co., Ltd. (Japan)	62,800	3,994,366

Health Care Services (0.5%)
Mediceo Paltac Holdings Co., Ltd. (Japan)	225,800	4,039,904

Homebuilding (0.4%)
Berkeley Group Holdings PLC (United Kingdom) (NON)	150,916	3,385,349

Household Furniture and Appliances (0.7%)
Nobia AB (Sweden)	164,200	5,335,463

Insurance (2.2%)
Admiral Group PLC (United Kingdom)	280,819	3,224,968
Allianz AG (Germany)	22,195	3,503,055
ING Groep NV (Netherlands)	99,351	3,903,332
QBE Insurance Group, Ltd. (Australia)	318,508	4,849,396
Wiener Staed Ver 144A (Austria)	27,000	1,587,897
		17,068,648

Investment Banking/Brokerage (1.7%)
Macquarie Bank, Ltd. (Australia)	248,437	12,731,477

Machinery (1.5%)
Fanuc, Ltd. (Japan)	41,800	3,759,440
Makita Corp. (Japan)	118,000	3,737,183
SMC Corp. (Japan)	27,800	3,937,725
		11,434,348

Medical Technology (1.0%)

Fresenius Medical Care AG (Germany)	35,560	4,064,433
Nobel Biocare Holding AG (Switzerland)	14,740	3,493,333
		7,557,766

Metals (3.6%)
Algoma Steel, Inc. (Canada)	128,400	4,094,064
Rio Tinto, Ltd. (Australia)	99,824	5,768,036
Salzgitter AG (Germany)	48,358	4,077,405
Vallourec SA (France)	2,029	2,438,432
Zinifex, Ltd. (Australia)	1,438,044	10,701,713
		27,079,650

Office Equipment & Supplies (0.5%)
Canon, Inc. (Japan)	70,950	3,482,323

Oil & Gas (12.4%)
Addax Petroleum Corporation 144A (Canada) (NON)	120,600	3,237,911
BP PLC (United Kingdom)	1,515,066	17,665,422
ENI SpA (Italy)	167,985	4,941,831
MOL Magyar Olaj- es Gazipari Rt. (Hungary)	39,878	4,098,053
Norsk Hydro ASA (Norway)	685,435	18,181,884
Royal Dutch Shell PLC Class A (Netherlands)	465,366	15,647,722
Royal Dutch Shell PLC Class B (Netherlands)	225,543	7,887,298
Statoil ASA (Norway)	243,900	6,920,623
Total SA (France)	238,136	15,664,306
		94,245,050

Pharmaceuticals (11.5%)
AstraZeneca PLC (London Exchange) (United Kingdom)	119,612	7,219,918
CSL, Ltd. (Australia)	116,811	4,663,110
Daiichi Sankyo Co., Ltd. (Japan)	447,400	12,329,921
GlaxoSmithKline PLC (United Kingdom)	933,664	26,089,301
Novartis AG (Switzerland)	265,011	14,324,919
Roche Holding AG (Switzerland)	37,530	6,193,201
Sanofi-Synthelabo SA (France)	92,223	8,996,312
Serono SA (Switzerland)	3,516	2,424,481
Taisho Pharmaceutical Co., Ltd. (Japan)	279,000	5,479,921
		87,721,084

Photography/Imaging (0.7%)
Konica Corp. (Japan)	398,500	5,037,905

Power Producers (0.7%)
SembCorp Industries, Ltd. (Singapore)	2,415,800	4,950,786

Railroads (1.5%)
Canadian National Railway Co. (Canada)	177,800	7,797,741
East Japan Railway Co. (Japan)	528	3,926,509
		11,724,250

Real Estate (2.0%)
Goldcrest Co., Ltd. (Japan)	69,100	3,391,522
Hang Lung Properties, Ltd. (Hong Kong)	2,085,000	3,731,508
Mitsui Fudoscan Co., Ltd. (Japan)	186,000	4,043,832
Nexity (France)	16,572	962,327
Nexity 144A (France)	52,795	3,065,778
		15,194,967

Retail (2.7%)
Adidas-Salomon AG (Germany)	61,708	2,970,347
Foschini, Ltd. (South Africa)	317,206	2,036,311
Marks & Spencer PLC (United Kingdom)	765,199	8,306,534
Next PLC (United Kingdom)	126,173	3,807,974
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	132,377	3,679,364
		20,800,530

Shipping (0.8%)
Bergesen Worldwide 144A (Norway)	398,800	5,866,309

Software (0.3%)
SAP AG (Germany)	11,256	2,373,042

Technology (0.3%)
Solarworld AG (Germany)	8,492	533,731
Solarworld AG 144A (Germany)	23,500	1,477,000
		2,010,731

Technology Services (1.0%)
United Internet AG (Germany)	513,936	7,359,152

Telecommunications (1.3%)
Comstar United Telesystems 144A GDR (Russia) (S)	263,400	1,577,766
Koninklijke (Royal) KPN NV (Netherlands)	461,465	5,185,951
Maroc Telecom (Morocco)	265,788	3,493,246
		10,256,963

Telephone (0.8%)
BT Group PLC (United Kingdom)	716,865	3,171,734
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	611	2,998,871
		6,170,605

Textiles (0.4%)
Gildan Activewear, Inc. (Canada) (NON)	69,500	3,299,969

Tobacco (3.2%)
Japan Tobacco, Inc. (Japan)	6,690	24,407,087

Transportation Services (0.8%)
Kuehne & Nagel International AG (Switzerland)	33,929	2,465,650
Oesterreichische Post AG (Austria) (NON)	61,447	1,863,443
Oesterreichische Post AG 144A (Austria) (NON)	66,769	2,024,838
		6,353,931

Water Utilities (0.5%)
Veolia Environnement (France)	79,353	4,099,707

Total common stocks (cost $606,647,326)		$756,456,337

SHORT-TERM INVESTMENTS (0.5%)(a)
	Principal amount/	Value
	shares

Short-term investments held as collateral for loaned securities with yields ranging from 4.60% to 5.44% and due dates ranging from July
3, 2006 to August 14, 2006 (d)	$432,855	$432,000
Putnam Prime Money Market Fund (e)	3,155,089	3,155,089

Total short-term investments (cost $3,587,089)		$3,587,089

TOTAL INVESTMENTS

Total investments (cost $610,234,415) (b)		$760,043,426

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06 (aggregate face value $119,166,586) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$10,554,997	$10,426,867	7/19/06	$128,130
British Pound	29,089,728	29,097,666	9/20/06	(7,938)
Canadian Dollar	52,349,295	51,395,587	7/19/06	953,708
Euro	14,641,911	14,452,669	9/20/06	189,242
Japanese Yen	4,831,201	4,971,464	8/16/06	(140,263)
Norwegian Krone	6,552,662	6,527,742	9/20/06	24,920
Swedish Krona	440,402	432,581	9/20/06	7,821
Swiss Franc	1,869,831	1,862,010	9/20/06	7,821

Total				$1,163,441

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06 (aggregate face value $127,421,478) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$16,848,181	$17,145,011	7/19/06	$296,830
British Pound	1,843,709	1,839,727	9/20/06	(3,982)
Canadian Dollar	5,990,689	5,956,974	7/19/06	(33,715)
Euro	17,486,778	17,230,539	9/20/06	(256,239)
Japanese Yen	24,305,737	24,348,226	8/16/06	42,489
Norwegian Krone	35,917,847	36,953,426	9/20/06	1,035,579
Swedish Krona	1,878,419	1,840,276	9/20/06	(38,143)
Swiss Franc	22,049,797	22,107,299	9/20/06	57,502

Total				$1,100,321

NOTES

(a) Percentages indicated are based on net assets of $761,011,513.

(b) The aggregate identified cost on a tax basis is $612,119,373, resulting in gross unrealized appreciation and depreciation of $156,887,506 and $8,963,453, respectively, or net unrealized appreciation of $147,924,053.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at June 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At June 30, 2006 the value of securities loaned amounted to $417,600. The fund received cash collateral of $432,000 which is pooled with collateral of other Putnam funds into 34 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $103,585 for the period ended June 30, 2006. During the period ended June 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $138,972,907 and $135,817,818, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDR after the name of a foreign holding stands for Global Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006: (as a percentage of Portfolio Value)

Australia	5.5%
Austria	0.7
Belgium	2.1
Canada	3.5
France	9.7
Germany	6.4
Hong Kong	0.5
Hungary	0.5
Ireland	2.5
Italy	3.7
Japan	24.3
Morocco	0.5
Netherlands	5.8
Norway	5.7
Singapore	1.2
South Korea	1.9
Sweden	1.4
Switzerland	7.0
United Kingdom	15.1
Virgin Islands	0.7
Other	1.3

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28 , 2006